UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [   ]; Amendment Number
This Amendment  (check only one.) [   ]  is a restatement.
                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Teachers Insurance and Annuity Association of America
Address:   730 Third Ave
    New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules , lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:
Name:    Michael T. O Kane
Title:   Senior Managing Director
Phone:   212-916-4345




Signature, Place, and Date of Signing:

Michael T. O Kane  New York, NY   May 14,1999


Report Type(Check only one)
[ ]  13F Holdings Report
[ ]  13F Notice
[ x] 13f Combination Report


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:2
Form 13F Information Table Entry Total:44
Form 13F Information Table Value Total:$309732
(thousands)

List of Other Included Managers:
No. 13F File Number          Name
01  28-4800             Teachers Advisors, Inc.
02  28-3194             TIAA-CREF Investment Management LLC

FORM 13-F TABLE
                                       (X1000)
NAME OF ISSUER               TITLECUSIP          VALUESHRS/AMT  SH/PT     INV
DISCR    VOTING AUTHORITY

              SOLE



AAVID THERMAL TECHNOLOGIE    COM  002539104 1891 137500         SH
    DEFINED   137500
AMB PROPERTIES               COM  00163T109 3113 150000         SH
    DEFINED   150000
AVALON PROPERTIES, INC  COM  053484101 3897 250000         SH   DEFINED
    250000
BANCO BILBAO VIZCAYA INTL    COM  059456103 20000800000         SH
    DEFINED   800000
BANCO BILBAO VIZCAYA INTL    PRF  059456202 12625500000         SH   DEFINED
    500000
BOSTON PROPERTIES       COM  101121101 4744 150000         SH   DEFINED
    150000
BRADLEY REAL ESTATE          COM  104580105 3081 170000         SH
    DEFINED   170000
BRANDYWINE REALTY TR         COM  105368203 2438 150000         SH
    DEFINED   150000
CAMDEN PROPERTY TRUST   COM  133131102 1980 80000          SH   DEFINED
    80000
CBS INC                 COM  12490K107 35763876253         SH   DEFINED
    876253
CENTERPOINT PPTYS       COM  151895109 6879 220000         SH   DEFINED
    220000
CHARLES E SMITH RESLT   COM  832197107 1541 50000          SH   DEFINED
    50000
COLONIAL PROPERTIES          COM  195872106 2423 95000          SH   DEFINED
    95000
CONCURRRENT COMPUTER CORP    COM  206710204 6068 1516938        SH
    DEFINED   1516938
CORNERSTONE PROP.       COM  21922H103 7029 480600         SH   DEFINED
    480600
CORPORATE OFFICE PRO         COM  22002T108 728  113100         SH
    DEFINED   113100
DUKE REALTY INVTS       COM  264411505 6656 309600         SH   DEFINED
    309600
EQUITY OFFICE PPTY      COM  294741103 6733 265000         SH
    DEFINED   265000
EQUITY RES PROP TR      COM  29476L107 11550280000         SH   DEFINED
    280000
EXCEL LEGACY CORP       COM  300665106 268  77966          SH   DEFINED
    77966
FRIEDMANS INC           COM  358438109 3864 429323         SH
    DEFINED   429323
HOSPITALITY PROP TR          COM  44106M102 2165 80000          SH   DEFINED
    80000
LASALLE HOTEL PROP      COM  517942108 901  68000          SH   DEFINED
    68000
LONE STAR INC           COM  542290408 5066 163408         SH
    DEFINED   163408
LONE STAR INC           WT   542290119 7052 162111         SH
    DEFINED   162111
MACERICH CO(THE)        COM  554382101 5225 230300         SH   DEFINED
    230300
NEW PLAN EXCEL               COM  648053106 1335 69559          SH   DEFINED
    69559
PARAMETRIC TECHNOLOGY   COM  699173100 36   1847           SH   DEFINED
    1847
POST PROPERTIES, INC         COM  737464107 3600 100000         SH
    DEFINED   100000
PUBLIC STORAGE, INC          COM  74460D109 6482 256400         SH
    DEFINED   256400
RECKSON ASSOC REALTY         COM  75621K106 2468 120000         SH
    DEFINED   120000
ROUSE CO, THE           COM  779273101 793393575782        SH
    DEFINED   3575782
SIMON PROPERTY, GRP          COM  828806109 12121460000         SH   DEFINED
    460000
SPIEKER PROPERTIES      COM  848497103 7458 210000         SH
    DEFINED   210000
STARWOOD HOTELS              COM  85590A203 5695 190000         SH
    DEFINED   190000
STORAGE USA, INC        COM  861907103 1986 70000          SH   DEFINED
    70000
TAUBMAN CENTERS, INC         COM  876664103 2606 212700         SH
    DEFINED   212700
TRINET CORP RLTY        COM  896287109 5335 212000         SH   DEFINED
    212000
URBAN SHOPPING CENTER   COM  917060105 5075 180400         SH   DEFINED
    180400
VICORP RESTAURANTS      COM  925817108 231  14407          SH   DEFINED
    14407
VORNADO REALTY               PRF  929042208 2303 47000          SH   DEFINED
    47000
WEEKS CORP                   COM  94856P102 3856 135000         SH
    DEFINED   135000
WENDYS FINANCING        PRF  950588202 2120 40000          SH   DEFINED
    40000
WHX CORP                COM  929248102 6    782            SH
    DEFINED   782